Expense Example, No Redemption - Class C	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Mid Cap Growth Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Mid Cap Growth Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware Small Cap Growth Fund Expense Example, No Redemption, 10 Years
USD ($)	199	626	1,078	2,334	182	586	1,016	2,213	192	642	1,118	2,434